Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended										12 Months Ended
	Mar. 31, 2016 USD ($) shares		Dec. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Customer shares	Dec. 31, 2014 USD ($) Customer shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 shares
Accounting Policies [Line Items]
Accounts Receivable	$ 24,315		$ 19,483				$ 43,936				$ 19,483	$ 43,936
Number of customers | Customer											4	4
Capitalized interest costs											$ 7,700	$ 7,300	$ 7,500
Impairment Expense	14,184		81,098	$ 139,812	$ 117,842	$ 7,023	132,576	$ 1	$ 16	$ 25	345,775	132,618	32,072
Deferred financing costs and other assets			16,500								16,500
Amortization expense											2,000	1,500	1,200
Debt issuance costs											1,400	6,800
Debt issuance costs, accumulated amortization			6,580				4,564				6,580	4,564
Accretion expense	856					$ 900					3,821	3,621	3,000
Future Abandonment Costs	$ 45,782	[1]	$ 45,074				$ 40,099				45,074	40,099	$ 28,525
Increase in estimated present value of asset retirement obligations											$ 2,428	$ 8,426
Income tax examination minimum likelihood of tax benefits being realized upon ultimate settlement											50.00%
Common Stock, shares outstanding | shares	66,041,227		55,741,229				54,174,763				55,741,229	54,174,763
Options outstanding | shares	1,295,094		443,672				402,561				443,672	402,561	449,087	502,253
Deferred financing costs, net			$ 14,043				$ 14,648				$ 14,043	$ 14,648
Stock Appreciation Rights (SARs)
Accounting Policies [Line Items]
Other than Options outstanding | shares			20,500								20,500
Restricted Stock
Accounting Policies [Line Items]
Other than Options outstanding | shares	2,410,917		2,479,408				1,519,301				2,479,408	1,519,301	2,172,639	1,431,573
Performance Based Restricted Stock Awards
Accounting Policies [Line Items]
Other than Options outstanding | shares			1,065,296								1,065,296
Warrant [Member]
Accounting Policies [Line Items]
Share based compensation, warrants outstanding | shares			0								0
Accrued Liabilities
Accounting Policies [Line Items]
Future Abandonment Costs			$ 2,200				$ 2,000				$ 2,200	$ 2,000
Minimum
Accounting Policies [Line Items]
Service properties, equipment and other assets, estimated useful lives											3 years
Payment period for oil and natural gas purchases after end of each production month											30 days
Maximum
Accounting Policies [Line Items]
Service properties, equipment and other assets, estimated useful lives											40 years
Payment period for oil and natural gas purchases after end of each production month											60 days
Deferred Financing Costs | Minimum
Accounting Policies [Line Items]
Estimated lives of intangible assets											5 years
Deferred Financing Costs | Maximum
Accounting Policies [Line Items]
Estimated lives of intangible assets											8 years
Sumitomo Corporation and ArcLight Capital Partners, LLC.
Accounting Policies [Line Items]
Receivable from related party			3,200				6,700				$ 3,200	6,700
Oil And Gas Production
Accounting Policies [Line Items]
Accounts Receivable			12,100				25,200				12,100	25,200
Oil And Gas Production | Major Customers
Accounting Policies [Line Items]
Accounts Receivable			$ 10,500				$ 21,400				$ 10,500	$ 21,400

[1]	Includes approximately $2.4 million of short-term future abandonment costs, which are classified as Accrued Liabilities on our Consolidated Balance Sheet.